22. Other Assets and Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets		$ 1,865	$ 2,996
Other assets current		1,230	1,493
Other assets non current		635	1,503
Other liabilites		3,807	3,323
Other liabilites current		1,603	1,973
Other liabilites non current		2,204	1,350
Obligations arising from divestments [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[1]	936	70
Contractual retentions [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[2]	536	642
Advances from customers and partners [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[3]	433	509
Provisions for environmental expenses, R&D and fines [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[4]	460	610
Other recoverable taxes [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[5]	406	534
Derivatives Transactions [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[6]	283	157
Various creditors [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites		123	155
Short-term benefits [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites	[7]	147	38
Others [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites		483	608
Others [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other liabilites		238	349
Escrow account and/ or collateral [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	[8]	780	670
Prepaid expenses [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	[9]	394	647
Advances to suppliers [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	[10]	263	1,130
Derivatives Transactions [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	[6]	119	85
Agreements and covenants [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets	[11]	71	115
Others [member]
DisclosureOtherAssetsAndLiabilitiesLineItems [Line Items]
Other assets		$ 238	$ 349

[1]	Retained amounts from obligations with suppliers to guarantee the execution of the contract, accounted for when the obligations with suppliers are due. Contractual retentions will be paid to suppliers at the end of the contract, upon issuance of the contract termination term.
[2]	Amounts related to the advanced or cash receipt from third parties, related to the sale of products or services in Brazil.
[3]	Accrued amounts for environmental compensation assumed by the Company in the course of its operations and research projects.
[4]	Non-current portion of other recoverable taxes (see note 17).
[5]	Fair value of open positions and transactions closed but not yet settled.
[6]	Amounts anticipated by the joint operating partners.
[7]	Non-current portion of the voluntary severance programs (PDV), as set out in note 18.
[8]	Amounts deposited for payment of obligations related to the finance agreement with China Development Bank, as well as margin in guarantee for futures and over-the-counter derivatives. In addition, there are amounts in investment funds from escrow accounts related to divestment of TAG and NTS.
[9]	Amounts whose compensation must be made by supplying materials or providing services contracted with these suppliers.
[10]	Spending on platform charters and equipment rentals to be appropriated in situations in which the start of operations has been postponed due to legal requirements or the need for technical adjustments.
[11]	Provisions for financial reimbursements assumed by Petrobras to be made to the acquirer, referring to abandonment costs of the divested assets of the following groups of fields: (i) Riacho da Forquilha; (ii) Pampo and Enchova; (iii) Macau; and (iv) Lagoa Parda. The settlement of these provisions follows decommissioning schedules, with payments beginning between two and three months after the date expected for the execution of operations, according to the contractual terms for reimbursement of abandonment of the respective groups of fields.